Goodwill and Other Intangible Assets [Text Block] (Tables)	12 Months Ended
Mar. 31, 2015
Movement in Carrying Amount of Goodwill [Table Text Block]

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Krungsri	Integrated Global Markets Business Group	Total
				Other than MUAH	MUAH	Total
	(in millions)
Balance at March 31, 2013:
Goodwill	¥840,055	¥885,234	¥22,527	¥152,203	¥256,193	¥408,396	¥—	¥2,300	¥2,158,512
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	—	(1,740,556)

	—	—	7,792	151,671	256,193	407,864	—	2,300	417,956
Goodwill acquired during the fiscal year(2)	—	—	14,443	—	26,181	26,181	217,386	—	258,010
Impairment loss	—	—	(7,792)	—	—	—	—	—	(7,792)
Foreign currency translation adjustments and other	—	—	825	—	59,516	59,516	—	—	60,341

Balance at March 31, 2014:
Goodwill	840,055	885,234	37,795	152,203	341,890	494,093	217,386	2,300	2,476,863
Accumulated impairment losses	(840,055)	(885,234)	(22,527)	(532)	—	(532)	—	—	(1,748,348)

	—	—	15,268	151,671	341,890	493,561	217,386	2,300	728,515
Impairment loss	—	—	(3,432)	—	—	—	—	—	(3,432)
Foreign currency translation adjustments and other	—	—	2,196	—	48,402	48,402	31,929	—	82,527

Balance at March 31, 2015:
Goodwill	840,055	885,234	39,991	152,203	390,292	542,495	249,315	2,300	2,559,390
Accumulated impairment losses	(840,055)	(885,234)	(25,959)	(532)	—	(532)	—	—	(1,751,780)

	¥—	¥—	¥14,032	¥151,671	¥390,292	¥541,963	¥249,315	¥2,300	¥807,610

Notes:

(1)	See Note 29 for the business segment information of the MUFG Group.
(2)	See Note 2 for the goodwill acquired in connection with principal acquisitions.

Carrying Amount of Other Intangible Assets by Major Class [Table Text Block]

	2014			2015
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥1,858,371	¥1,245,657	¥612,714	¥2,032,617	¥1,372,238	¥660,379
Core deposit intangibles	712,188	497,219	214,969	712,878	519,587	193,291
Customer relationships	380,674	147,774	232,900	403,652	171,920	231,732
Trade names	72,788	16,995	55,793	77,175	20,693	56,482
Other	8,754	2,562	6,192	10,537	3,350	7,187

Total	¥3,032,775	¥1,910,207	1,122,568	¥3,236,859	¥2,087,788	1,149,071

Intangible assets not subject to amortization:
Indefinite-lived trade names			3,037			3,037
Other			7,749			8,056

Total			10,786			11,093

Total			¥1,133,354			¥1,160,164

Estimated Aggregate Amortization Expense for Intangible Assets for Next Five Fiscal Years [Table Text Block]

(in millions)
Fiscal year ending March 31:
2016	¥244,323
2017	215,092
2018	180,038
2019	139,297
2020	99,588